Other (Loss) Gain	12 Months Ended
Dec. 31, 2025
Other Gain (Loss) [Abstract]
Other (Loss) Gain

21	OTHER LOSS

	For the years ended
	December 31, 2025	December 31, 2024
Turkish projects care and maintenance and arbitration costs	($2.7)	($6.5)
Transaction and integration costs arising on the Argonaut Transaction (Note 6)	—	(9.3)
Loss on disposal of assets	(3.9)	(10.6)
Fair value adjustment on contingent consideration	—	(5.7)
Write down of miscellaneous receivables	—	(4.7)
Revision to reclamation for closed sites	(0.6)	(0.2)
Other	(2.4)	(2.7)
	($9.6)	($39.7)